Related Party Disclosures - Summary of Transactions with Related Parties (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Purchases	₽ 497	₽ 478	₽ 460
Sales	184	162	117
Other loss (income)	(39)	30	5
Receivables from	63	103
Payables to	(58)	(92)
Total outstanding, net	5	11
Associates [member]
Disclosure of transactions between related parties [line items]
Purchases	230	200	199
Sales	134	117	80
Other loss (income)	(6)	(11)	28
Receivables from	16	33
Payables to	(23)	(55)
Total outstanding, net	(7)	(22)
Controlling shareholders and entities under control of the Group's controlling shareholders [member]
Disclosure of transactions between related parties [line items]
Purchases	267	278	261
Sales	50	45	37
Other loss (income)	(33)	41	₽ (23)
Receivables from	47	70
Payables to	(35)	(37)
Total outstanding, net	₽ 12	₽ 33